Earnings Per Share (Details) (USD $) In Millions, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Basic earnings per share
Net income	$ 5,431	$ 4,795	$ 10,986	$ 8,121
Less: Preferred stock dividends	158	163	315	325
Net income applicable to common equity	5,273	4,632	10,671	7,796
Less: Dividends and undistributed earnings allocated to participating securities	206	269	468	461
Net income applicable to common stockholders	5,067	4,363	10,203	7,335
Total weighted-average basic shares outstanding	3,958.4	3,983.5	3,970.0	3,977.0
Net income per share	$ 1.28	$ 1.10	$ 2.57	$ 1.84
Diluted earnings per share
Net income applicable to common stockholders	$ 5,067	$ 4,363	$ 10,203	$ 7,335
Total weighted-average basic shares outstanding	3,958.4	3,983.5	3,970.0	3,977.0
Add: Employee stock options, SARs and warrants	24.8	22.1	28.6	23.2
Total weighted-average diluted shares outstanding	3,983.2	4,005.6	3,998.6	4,000.2
Net income per share	$ 1.27	$ 1.09	$ 2.55	$ 1.83
Earnings per share (Numeric) [Abstract]
Antidilutive options and warrants excluded from the computation of diluted EPS	53	224	69	232